CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Treasury stock common shares	35,665,692	30,855,442
Class A ordinary shares
Common stock shares authorized	1,800,000,000	1,800,000,000
Common stock shares issued	836,223,103	761,663,103
Common stock shares outstanding	800,557,411	730,807,661
Class B ordinary shares
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	130,430,401	138,490,401
Common stock shares outstanding	130,430,401	138,490,401